Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - Fair Value, Measurements, Recurring - Level 3 - JPY (¥)
¥ in Millions
		3 Months Ended				9 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2023		Dec. 31, 2022
Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 127,389		¥ 0		¥ 173,849		¥ 0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(5)		0		334		0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(5,940)		0		12,309		0
Gains or losses (realized/ unrealized), asset, total		(5,945)		0		12,643		0
Purchases, asset	[3]	628		0		3,760		0
Sales, asset		(8,373)		0		(66,723)		0
Settlements, asset	[4]	(11,105)		0		(20,935)		0
Transfers in and/or out of Level 3 (net), asset		0		176,055		0		176,055
Ending Balance, asset		102,594		176,055		102,594		176,055
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(101)		0		39		0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(5,940)		0		12,309		0
Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		282,155		195,005		243,602		141,060
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(5,900)		(7,012)		6,627		2,999
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(5,798)		(5,644)		7,886		67
Gains or losses (realized/ unrealized), asset, total		(11,698)		(12,656)		14,513		3,066
Purchases, asset	[3]	32,491		25,374		54,467		72,735
Sales, asset		(2,029)		0		(5,680)		(5,678)
Settlements, asset	[4]	(1,591)		(5,042)		(8,847)		(8,502)
Transfers in and/or out of Level 3 (net), asset		0		0		1,273		0
Ending Balance, asset		299,328		202,681		299,328		202,681
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(3,232)		(7,202)		8,724		2,793
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(5,697)		(5,659)		8,398		431
Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		5,025		3,612		3,331		3,053
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(1)		0		(81)		0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(259)		(302)		242		257
Gains or losses (realized/ unrealized), asset, total		(260)		(302)		161		257
Purchases, asset	[3]	0		0		0		0
Sales, asset		0		0		0		0
Settlements, asset	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net), asset		0		0		1,273		0
Ending Balance, asset		4,765		3,310		4,765		3,310
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1)		0		(81)		0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(272)		(302)		200		257
Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		5,400		350		4,737		697
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(179)		(22)		540		(22)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0		1		0		0
Gains or losses (realized/ unrealized), asset, total		(179)		(21)		540		(22)
Purchases, asset	[3]	0		5,922		14		5,922
Sales, asset		0		0		0		0
Settlements, asset	[4]	(70)		(70)		(140)		(416)
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		5,151		6,181		5,151		6,181
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(268)		(55)		271		(55)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0		1		0		1
Available-for-sale debt securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		7,075				0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0				0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(357)				(161)
Gains or losses (realized/ unrealized), asset, total		(357)				(161)
Purchases, asset	[3]	0				6,879
Sales, asset		0				0
Settlements, asset	[4]	0				0
Transfers in and/or out of Level 3 (net), asset		0				0
Ending Balance, asset		6,718				6,718
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0				0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0				0
Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		264,655		191,043		235,534		137,310
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(5,720)		(6,990)		6,168		3,021
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(5,182)		(5,343)		7,805		(190)
Gains or losses (realized/ unrealized), asset, total		(10,902)		(12,333)		13,973		2,831
Purchases, asset	[3]	32,491		19,452		47,574		66,813
Sales, asset		(2,029)		0		(5,680)		(5,678)
Settlements, asset	[4]	(1,521)		(4,972)		(8,707)		(8,086)
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		282,694		193,190		282,694		193,190
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(2,963)		(7,147)		8,534		2,848
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(5,425)		(5,358)		8,198		173
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		160,131		130,372		140,563		112,972
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(1,548)		6,778		835		10,652
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(8,199)		(11,489)		8,837		8,203
Gains or losses (realized/ unrealized), asset, total		(9,747)		(4,711)		9,672		18,855
Purchases, asset	[3]	719		2,196		1,779		4,696
Sales, asset		(34)		(67)		(435)		(7,211)
Settlements, asset	[4]	(510)		(472)		(1,020)		(1,994)
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		150,559		127,318		150,559		127,318
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,626)		6,742		549		9,897
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(8,178)		(11,487)		8,859		8,201
Equity securities | Investment funds, and others
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		160,131		130,372		140,563		112,972
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(1,548)		6,778		835		10,652
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(8,199)		(11,489)		8,837		8,203
Gains or losses (realized/ unrealized), asset, total		(9,747)		(4,711)		9,672		18,855
Purchases, asset	[3]	719		2,196		1,779		4,696
Sales, asset		(34)		(67)		(435)		(7,211)
Settlements, asset	[4]	(510)		(472)		(1,020)		(1,994)
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		150,559		127,318		150,559		127,318
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,626)		6,742		549		9,897
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(8,178)		(11,487)		8,859		8,201
Certain investment in affiliates
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		5,003				2,511
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	1,029				1,029
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(295)				68
Gains or losses (realized/ unrealized), asset, total		734				1,097
Purchases, asset	[3]	0				2,282
Sales, asset		0				0
Settlements, asset	[4]	0				(153)
Transfers in and/or out of Level 3 (net), asset		0				0
Ending Balance, asset		5,737				5,737
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	1,029				1,029
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(295)				68
Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		(4,214)		(24,839)		(7,824)		(3,772)
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	5,038		10,522		9,267		(7,964)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	39		1,444		(580)		(1,137)
Gains or losses (realized/ unrealized), asset, total		5,077		11,966		8,687		(9,101)
Purchases, asset	[3]	0		0		0		0
Sales, asset		0		0		0		0
Settlements, asset	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		863		(12,873)		863		(12,873)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	5,038		10,522		9,267		(7,964)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	39		1,444		(580)		(1,137)
Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		(4,214)		(24,839)		(7,824)		(3,772)
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	5,038		10,522		9,267		(7,964)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	39		1,444		(580)		(1,137)
Gains or losses (realized/ unrealized), asset, total		5,077		11,966		8,687		(9,101)
Purchases, asset	[3]	0		0		0		0
Sales, asset		0		0		0		0
Settlements, asset	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		863		(12,873)		863		(12,873)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	5,038		10,522		9,267		(7,964)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	39		1,444		(580)		(1,137)
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		3,670		5,702		4,676		5,214
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(447)		(776)		(1,856)		(655)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0		0		0		0
Gains or losses (realized/ unrealized), asset, total		(447)		(776)		(1,856)		(655)
Purchases, asset	[3]	234		269		734		901
Sales, asset		0		0		0		0
Settlements, asset	[4]	(24)		(57)		(121)		(322)
Transfers in and/or out of Level 3 (net), asset		0		0		0		0
Ending Balance, asset		3,433		5,138		3,433		5,138
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(447)		(776)		(1,856)		(655)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0		0		0		0
Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[5]	3,670		5,702		4,676		5,214
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[5]	(447)		(776)		(1,856)		(655)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2],[5]	0		0		0		0
Gains or losses (realized/ unrealized), asset, total	[5]	(447)		(776)		(1,856)		(655)
Purchases, asset	[3],[5]	234		269		734		901
Sales, asset	[5]	0		0		0		0
Settlements, asset	[4],[5]	(24)		(57)		(121)		(322)
Transfers in and/or out of Level 3 (net), asset	[5]	0		0		0		0
Ending Balance, asset	[5]	3,433		5,138		3,433		5,138
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(447)		(776)		(1,856)		(655)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	0		0		0		0
Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		160,177		170,177		163,734		198,905
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(4,307)		1,073		(14,428)		12,752
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(37)		(67)		(207)		16
Gains or losses (realized/ unrealized), liability, total		(4,344)		1,006		(14,635)		12,768
Purchases, liability	[3]	0		0		0		0
Sales, liability		0		0		0		0
Settlements, liability	[4]	(6,708)		(6,213)		(20,556)		(23,179)
Transfers in and/or out of Level 3 (net), liability		0		0		0		0
Ending Balance, liability		157,813		162,958		157,813		162,958
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(4,307)		1,073		(14,428)		12,752
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(37)		(67)		(207)		16
Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		160,177	[6]	170,177	[6]	163,734	[7]	198,905	[7]
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(4,307)	[6]	1,073	[6]	(14,428)	[7]	12,752	[7]
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(37)	[6]	(67)	[6]	(207)	[7]	16	[7]
Gains or losses (realized/ unrealized), liability, total		(4,344)	[6]	1,006	[6]	(14,635)	[7]	12,768	[7]
Purchases, liability	[3]	0	[6]	0	[6]	0	[7]	0	[7]
Sales, liability		0	[6]	0	[6]	0	[7]	0	[7]
Settlements, liability	[4]	(6,708)	[6]	(6,213)	[6]	(20,556)	[7]	(23,179)	[7]
Transfers in and/or out of Level 3 (net), liability		0	[6]	0	[6]	0	[7]	0	[7]
Ending Balance, liability	[6],[7]	157,813		162,958		157,813		162,958
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(4,307)	[6]	1,073	[6]	(14,428)	[7]	12,752	[7]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	¥ (37)	[6]	¥ (67)	[6]	¥ (207)	[7]	¥ 16	[7]

[1]	Principally, gains and losses from loans held for sale are included in “Finance revenues”, available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, certain investment in affiliates, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
[7]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For a reconciliation of the total amount of policyholder account balances and the balances of market risk benefits related to variable annuity and variable life insurance contracts during year ended March 31, 2023 and for the nine months ended December 31, 2023, see Note 18 “Long-Durations Insurance Contracts Relating to Life Insurance Operations.”